Schedule of Investments (unaudited)	iShares® MSCI Philippines ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Passenger Airlines — 0.3%
Cebu Air Inc.(a)	435,040	$323,423
Banks — 19.7%
Bank of the Philippine Islands	2,650,856	4,717,660
BDO Unibank Inc.	4,184,158	10,138,241
Metropolitan Bank & Trust Co.	4,246,244	4,357,012
Security Bank Corp.	1,225,940	1,855,513
		21,068,426
Chemicals — 0.9%
D&L Industries Inc.	8,191,800	1,013,765
Financial Services — 2.0%
Metro Pacific Investments Corp.	28,251,050	2,188,564
Diversified Telecommunication Services — 1.4%
Converge Information and Communications Technology Solutions Inc.(a)	7,528,200	1,458,218
Electric Utilities — 4.6%
Manila Electric Co.	678,660	3,948,039
Synergy Grid & Development Phils Inc.	6,589,700	949,507
		4,897,546
Consumer Staples Distribution & Retail — 2.5%
Puregold Price Club Inc.	3,151,960	1,699,425
Robinsons Retail Holdings Inc.	1,114,880	1,020,278
		2,719,703
Food Products — 4.7%
Century Pacific Food Inc.	3,869,100	1,608,680
Universal Robina Corp.	1,371,188	3,427,958
		5,036,638
Hotels, Restaurants & Leisure — 6.1%
Bloomberry Resorts Corp.(a)	11,190,165	2,047,470
Jollibee Foods Corp.	1,059,591	4,444,741
		6,492,211
Independent Power and Renewable Electricity Producers — 0.1%
ACEN Corp.(a)	1,080,580	112,712
Industrial Conglomerates — 25.9%
Aboitiz Equity Ventures Inc.	4,063,947	3,937,860
Alliance Global Group Inc.	8,167,739	1,928,087
Ayala Corp.	489,188	5,746,124
DMCI Holdings Inc.	9,283,200	1,564,188
GT Capital Holdings Inc.	263,296	2,418,660
JG Summit Holdings Inc.	4,420,161	3,777,598
LT Group Inc.	7,916,700	1,350,533
Security	Shares	Value

Industrial Conglomerates (continued)
SM Investments Corp.	424,156	$7,014,195
		27,737,245
Oil, Gas & Consumable Fuels — 1.4%
Semirara Mining & Power Corp.	2,935,100	1,462,611
Office REITs — 1.6%
AREIT Inc.	531,400	312,254
MREIT Inc.	4,334,100	1,065,003
RL Commercial REIT Inc.	3,062,300	318,445
		1,695,702
Real Estate Management & Development — 17.2%
Ayala Land Inc.	11,978,150	5,606,020
Megaworld Corp.	39,097,960	1,419,739
Robinsons Land Corp.	1,222,106	302,385
SM Prime Holdings Inc.	19,167,535	11,155,562
		18,483,706
Specialty Retail — 2.0%
Wilcon Depot Inc.	4,197,200	2,122,569
Transportation Infrastructure — 4.5%
International Container Terminal Services Inc.	1,391,363	4,831,518
Water Utilities — 1.1%
Manila Water Co. Inc.	3,649,029	1,172,160
Wireless Telecommunication Services — 3.8%
PLDT Inc.	191,529	4,086,410
Total Long-Term Investments — 99.8%
(Cost: $143,861,725)		106,903,127

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(b)(c)	210,000	210,000

Total Short-Term Securities — 0.2%
(Cost: $210,000)		210,000

Total Investments — 100.0%
(Cost: $144,071,725)		107,113,127

Other Assets Less Liabilities — 0.0%		39,759

Net Assets — 100.0%		$107,152,886

(a)	Non-income producing security.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Philippines ETF
May 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$170,000	$40,000	(a)	$—	$—	$—	$210,000	210,000	$2,011	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	4	06/16/23	$191	$(3,574)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$5,490,307	$101,412,820	$—	$106,903,127
Short-Term Securities
Money Market Funds	210,000	—	—	210,000
	$5,700,307	$101,412,820	$—	$107,113,127

Schedule of Investments (unaudited) (continued)	iShares® MSCI Philippines ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(3,574)	$—	$—	$(3,574)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

REIT	Real Estate Investment Trust

3